Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) - Shares Issued and Outstanding Capital [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restricted stock units at $9.70 per share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price, Number of shares		$ 9.7
Restricted Share Units of $8.29 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price, Number of shares		8.29
Restricted Share Units of $7.10 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price, Number of shares		7.1
Restricted Share Units of $2.57 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price, Number of shares		2.57
Restricted Share Units of $2.30 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price, Number of shares		$ 2.3
Restricted Share Units of $1.84 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price, Number of shares	$ 1.84
Restricted Share Units of $1.11 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price, Number of shares	1.11
Restricted Share Units of $0.61 Per Share [Member]
Share Capital (Details) - Schedule of Shares Issued and Outstanding (Parentheticals) [Line Items]
Share price, Number of shares	$ 0.61